Going Concern (Details)		1 Months Ended	6 Months Ended
	Jul. 15, 2019	Jul. 29, 2019	Jun. 30, 2019 USD ($) Customers	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Going Concern (Textual)
Retained earnings (deficit)			$ (163,747,238)		$ (136,620,068)
Negative net asset			(62,854,111)	$ 6,123,659	(36,000,181)	$ 57,783,220
Cash			405,701	621,122	1,311,749	$ 1,220,380
Total liabilities			108,262,864		$ 122,016,184
Incurred operating loss			(26,781,651)	(52,152,740)
Negative operating cash flow			(1,028,815)	$ (860,924)
Subsequent Event [Member]
Going Concern (Textual)
Partnership with financial institutions, Description	Pursuant to the strategic partnership agreement, the Company would benefit from 80% of the net income generated in consumer finance market, and 90% of the net income generated in the insurance industry.	Pursuant to the strategic partnership agreement, the Company would benefit from 60% of the net income generated from the insurance customer base and sales channels facilitated by the Company.
Zhiyuan [Member]
Going Concern (Textual)
Disbursed loan amount			$ 48,800,000
Number of customers | Customers			3